Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust IV
Prospectus Date	rr_ProspectusDate	Aug. 29, 2018
Document Creation Date	dei_DocumentCreationDate	Apr. 05, 2019